REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of FlexShares Trust:

In planning and performing our audits of the financial statements of FlexShares Trust (the "Trust"), comprised of FlexShares US
Quality Low Volatility Index Fund, FlexShares Developed Markets ex-US
Quality Low Volatility Index Fund, FlexShares Emerging Markets Quality
Low Volatility Index Fund, FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets
Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares STOXX US ESG Select Index Fund
(formerly known as FlexShares STOXX US ESG Impact Index Fund),
FlexShares STOXX Global ESG Select Index Fund (formerly known as
FlexShares STOXX Global ESG Impact Index Fund), FlexShares ESG &
Climate US Large Cap Core Index Fund, FlexShares ESG & Climate Developed Markets ex-US Core Index Fund, FlexShares Morningstar Global Upstream
Natural Resources Index Fund, FlexShares STOXX Global Broad
Infrastructure Index Fund, FlexShares Global Quality Real Estate
Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares
Quality Dividend Index Fund, FlexShares Quality Dividend Defensive
Index Fund,FlexShares Quality Dividend Dynamic Index Fund,FlexShares International Quality Dividend Index Fund, FlexShares International
Quality Dividend Defensive Index Fund, FlexShares International
Quality Dividend Dynamic Index Fund, FlexShares iBoxx 3-Year Target
Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS
Index Fund, FlexShares Disciplined Duration MBS Index Fund,
FlexShares Credit-Scored US Corporate Bond Index Fund,
FlexShares Credit-Scored US Long Corporate Bond Index Fund,
FlexShares High Yield Value-Scored Bond Index Fund, FlexShares ESG
& Climate High Yield Corporate Core Index Fund, FlexShares ESG & Climate Investment Grade Corporate Core Index Fund, FlexShares
Ready Access Variable Income Fund, and FlexShares Core Select Bond Fund as of and for the year or period ended October 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board
(United States)(PCAOB), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactionsare recorded as necessary to permit reparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of October 31, 2021.

This report is intended solely for the information and use of management and the Board of Trustees of the Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/Deloitte & Touche LLP
December 21, 2021